SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2022
Revenue recognition
Dore' market standard for percentage of gold (as a percent)	99.95%
Minimum
Revenue recognition
Co-product accounting, percent of metal mined as a percent of the life of mine sales value (as a percent)	10.00%
Product accounting, percent of metal mined as a percent of the life of mine sales value (as a percent)	10.00%
Maximum
Revenue recognition
Co-product accounting, percent of metal mined as a percent of the life of mine sales value (as a percent)	20.00%
Product accounting, percent of metal mined as a percent of the life of mine sales value (as a percent)	20.00%